Document and Entity Information	Apr. 05, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001880441
Document Type	8-K
Document Period End Date	Apr. 05, 2023
Entity Registrant Name	Battery Future Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-41158
Entity Tax Identification Number	98-1618517
Entity Address, Address Line One	777 Brickell Ave. #500-97545
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	61
Local Phone Number	(460) 545-788
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	BFAC.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BFAC
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	BFAC.WS
Security Exchange Name	NYSE